Derivative Financial Instruments - Fair Value of Open Foreign Currency Exchange Contracts (Detail) - Foreign Exchange Contracts [Member] - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Derivatives, Fair Value [Line Items]
Net fair value	$ (6,380)	$ (36,832)
Prepaid Expenses and Other Current Assets [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	3,264	968
Prepaid Expenses and Other Current Assets [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	2,674	10,586
Other Noncurrent Assets [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	2,987	331
Other Noncurrent Assets [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	1,236	0
Accrued Expenses and Other Current Liabilities [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	(4,093)	(32,295)
Accrued Expenses and Other Current Liabilities [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	(12,212)	(9,372)
Other Noncurrent Liabilities [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	(236)	(7,050)
Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Net fair value	1,922	(38,046)
Non Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Net fair value	$ (8,302)	$ 1,214